GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Schedule of Goodwill

	December 31,
	2013	2012	2011

Goodwill	$105,647	$105,647	$105,647
Accumulated impairment losses *)	(41,777)	(41,777)	(17,846)
	$63,870	$63,870	$87,801

*)	During the year ended December 31, 2012, the Company recorded an impairment loss of $ 23,931